Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017 [1]
Non-current assets
Property, plant and equipment, net	€ 2,420	€ 1,168
Intangible assets, net	2,445	312
Non-current investments	16,945	7,060
Other assets	1,075	129
Non-current assets	22,885	8,669
Current assets
Trade and other receivables	7,032	4,413
Current investments	44,855	34,043
Cash and cash equivalents	143,747	149,678
Current assets	195,634	188,134
Total assets	218,519	196,803
Shareholders' equity
Issued and paid-in capital	2,102	1,749
Share premium account	264,854	213,618
Accumulated loss	(175,085)	(158,775)
Total shareholders' equity	91,871	56,592
Non-current liabilities
Deferred revenue	97,675	112,551
Current liabilities
Trade payables	3,819	2,855
Taxes and social security liabilities	256	243
Deferred revenue	16,934	15,935
Other liabilities and accruals	7,964	8,627
Current liabilities	28,973	27,660
Total liabilities	126,648	140,211
Total shareholders' equity and liabilities	€ 218,519	€ 196,803

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.